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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10359

                        Morgan Stanley Mid-Cap Value Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
    (Address of principal executive offices)                          (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2006

Date of reporting period: May 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY MID-CAP VALUE FUND
PORTFOLIO OF INVESTMENTS MAY 31, 2006 (UNAUDITED)

NUMBER OF
  SHARES                                                         VALUE
---------                                                    ------------
            COMMON STOCKS (93.7%)
            Advertising/Marketing Services (2.4%)
 266,000    Valassis Communications, Inc.*                   $  7,711,340
                                                             ------------
            Aerospace & Defense (2.1%)
 158,356    Goodrich Corp.                                      6,750,716
                                                             ------------
            Airlines (2.8%)
 557,510    Southwest Airlines Co.                              8,975,911
                                                             ------------
            Broadcasting (1.0%)
  92,500    Univision Communications, Inc. (Class A)*           3,325,375
                                                             ------------
            Chemicals: Specialty (2.0%)
 131,370    Albemarle Corp.                                     6,305,760
                                                             ------------
            Computer Communications (1.0%)
 698,870    Extreme Networks, Inc.*                             3,102,983
                                                             ------------
            Containers/Packaging (2.1%)
 130,230    Sealed Air Corp.                                    6,715,961
                                                             ------------
            Discount Stores (1.9%)
 374,110    Dollar General Corp.                                6,097,993
                                                             ------------
            Electric Utilities (3.6%)
 105,076    Constellation Energy Group, Inc.                    5,432,429
 153,120    Wisconsin Energy Corp.                              6,104,895
                                                             ------------
                                                               11,537,324
                                                             ------------
            Electronic Equipment/Instruments (2.6%)
 195,280    Diebold, Inc.                                       8,301,353
                                                             ------------
            Financial Conglomerates (1.0%)
 132,660    Conseco Inc.*                                       3,195,779
                                                             ------------
            Food: Major Diversified (2.5%)
 355,970    ConAgra Foods Inc.                                  8,044,922
                                                             ------------

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
            Food: Meat/Fish/Dairy (1.9%)
 391,130    Tyson Foods, Inc. (Class A)                         6,261,991
                                                             ------------
            Home Furnishings (2.1%)
 261,840    Newell Rubbermaid, Inc.                             6,928,286
                                                             ------------
            Hospital/Nursing Management (1.3%)
 513,920    Tenet Healthcare Corp.*                             4,070,246
                                                             ------------
            Household/Personal Care (5.2%)
 137,450    Avon Products, Inc.                                 4,357,165
 351,570    International Flavors & Fragrances, Inc.           12,512,376
                                                             ------------
                                                               16,869,541
                                                             ------------
            Insurance Brokers/Services (2.3%)
 262,470    Marsh & McLennan Companies, Inc.                    7,357,034
                                                             ------------
            Integrated Oil (2.9%)
  61,200    Hess Corp.                                          9,180,000
                                                             ------------
            Investment Banks/Brokers (6.5%)
 132,570    Edwards (A.G.), Inc.                                7,105,752
 161,340    Lazard Ltd. (Class A) (Bermuda)                     6,401,971
 440,330    Schwab (Charles) Corp. (The)                        7,335,898
                                                             ------------
                                                               20,843,621
                                                             ------------
            Investment Managers (3.0%)
 310,920    Amvescap PLC (ADR) (United Kingdom)                 6,078,486
  78,590    Investors Financial Services Corp.                  3,437,527
                                                             ------------
                                                                9,516,013
                                                             ------------
            Investment Trusts/Mutual Funds (1.5%)
  73,160    streetTRACKS Gold Trust*                            4,689,556
                                                             ------------
            Medical Specialties (3.4%)
 368,670    Applera Corp. - Applied Biosystems Group           10,912,632
                                                             ------------
            Movies/Entertainment (0.9%)
 115,940    Warner Music Group Corp.                            3,037,628
                                                             ------------
            Oilfield Services/Equipment (2.1%)
 144,580    Cameron International Corp.*                        6,780,802
                                                             ------------

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
            Other Consumer Services (0.5%)
  73,400    Block (H.&R.), Inc.                                 1,669,850
                                                             ------------
            Packaged Software (2.3%)
 238,690    Cognos, Inc. (Canada)*                              7,318,235
                                                             ------------
            Personnel Services (2.3%)
 110,409    Manpower, Inc.                                      7,268,225
                                                             ------------
            Pharmaceuticals: Generic Drugs (3.9%)
 285,130    Mylan Laboratories, Inc.                            5,962,068
 255,560    Watson Pharmaceuticals, Inc.*                       6,473,335
                                                             ------------
                                                               12,435,403
                                                             ------------
            Property - Casualty Insurers (2.6%)
 164,440    ACE Ltd. (Cayman Islands)                           8,513,059
                                                             ------------
            Real Estate Investment Trusts (2.3%)
 342,600    KKR Financial Corp.                                 7,383,030
                                                             ------------
            Regional Banks (2.2%)
 128,370    Northern Trust Corp.                                7,178,450
                                                             ------------
            Restaurants (1.5%)
 129,040    Osi Restaurant Partners, Inc.                       4,733,187
                                                             ------------
            Savings Banks (2.5%)
 591,780    Hudson City Bancorp, Inc.                           8,101,468
                                                             ------------
            Semiconductors (2.1%)
 197,010    Linear Technology Corp.                             6,649,088
                                                             ------------
            Specialty Insurance (3.2%)
 228,250    PMI Group, Inc. (The)                              10,385,375
                                                             ------------
            Specialty Stores (2.1%)
 165,300    Office Depot, Inc.*                                 6,871,521
                                                             ------------
            Specialty Telecommunications (2.0%)
 182,070    CenturyTel, Inc.                                    6,509,003
                                                             ------------
            Tobacco (2.3%)
 170,020    UST, Inc.                                           7,482,580
                                                             ------------

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
            Tools/Hardware (2.4%)
 181,170    Snap-On, Inc.                                       7,587,400
                                                             ------------
            Water Utilities (1.4%)
 260,270    Nalco Holding Co.*                                  4,479,247
                                                             ------------
            TOTAL COMMON STOCKS (Cost $260,316,774)           301,077,888
                                                             ------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                               VALUE
---------                                                           ------------
            SHORT-TERM INVESTMENT (6.4%)
            REPURCHASE AGREEMENT
 $20,442    Joint repurchase agreement account 5.02% due
            06/01/06 (dated 05/31/06; proceeds
            $20,444,851) (a)                                        $ 20,442,000
            (Cost $20,442,000)
                                                                    ------------

            TOTAL INVESMENTS
               (Cost $280,758,774) (b) (c)                  100.1%   321,519,888
            LIABILITIES IN EXCESS OF OTHER ASSETS            (0.1)      (402,219)
                                                            -----   ------------
            NET ASSETS                                      100.0%  $321,117,669
                                                            =====   ============

----------
ADR  American Depositary Receipt.

*    Non-income producing security.

(a)  Collateralized by federal agency and U.S. Treasury obligations.

(b) Securities have been designated as collateral in an amount equal to $605,030 in connection with open futures contracts.

(c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $49,037,038 and the aggregate gross unrealized depreciation is $8,275,924, resulting in net unrealized appreciation of $40,761,114.

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FUTURES CONTRACTS OPEN AT MAY 31, 2006:

NUMBER OF                DESCRIPTION, DELIVERY   UNDERLYING FACE    UNREALIZED
CONTRACTS   LONG/SHORT       MONTH AND YEAR      AMOUNT AT VALUE   DEPRECIATION
---------   ----------   ---------------------   ---------------   ------------

    13         Long       S&P Midcap 400 Index
                               June 2006            $4,983,550       $(251,778)
                                                                     =========

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mid-Cap Value Fund


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
July 20, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
July 20, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
July 20, 2006


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